HARDING . LOEVNER                                  HARDING, LOEVNER FUNDS, INC.









SEMI-ANNUAL REPORT

APRIL 30, 2000


Portfolios managed by
Harding, Loevner Management, L.P.


INTERNATIONAL EQUITY PORTFOLIO


GLOBAL EQUITY PORTFOLIO


MULTI-ASSET GLOBAL PORTFOLIO


EMERGING MARKETS PORTFOLIO










P.O. Box 9130
Boston, MA 02117-9130
Telephone: 877-435-8105
Fax: 617-927-8400

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------









                                                        June 22, 2000


Dear Shareholder:


Enclosed is the Semi-Annual Report to Shareholders for the six-month fiscal period ended April 30, 2000, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 2000 will be sent to you shortly.



                                                        Sincerely,

                                                        /s/ David R. Loevner


                                                        David R. Loevner
                                                        President


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HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
TABLE OF CONTENTS

-------------------------------------------------------------------------------





Statements of Net Assets
     International Equity Portfolio ...................................      1
     Global Equity Portfolio ..........................................      5
     Multi-Asset Global Portfolio .....................................      9
     Emerging Markets Portfolio .......................................     14

Statements of Operations ..............................................     18

Statements of Changes in Net Assets ...................................     19

Financial Highlights ..................................................     21

Notes to Financial Statements .........................................     25

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)                                                             SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.8%

COMMON STOCKS - 98.8%
AUSTRALIA - 2.3%
Rio Tinto Ltd. (Diversified Metal Producers)                                           563,000    $        8,363,482
                                                                                                 --------------------

CANADA - 3.1%
Imperial Oil Ltd. (Integrated International Oil Producers)                             315,330             7,410,255
Nortel Networks Corp. (Telecommunications)*                                             33,500             3,793,875
                                                                                                 --------------------
                                                                                                          11,204,130
                                                                                                 --------------------
DENMARK - 2.4%
ISS A/S (Service Organizations)                                                         82,700             5,230,918
Ratin A/S - Class B  (Service Organizations)                                            34,900             3,311,228
                                                                                                 --------------------
                                                                                                           8,542,146
                                                                                                 --------------------
FRANCE - 8.3%
Air Liquide (Industrial Chemicals & Gases Manufacturers)                                51,500             6,721,393
Carrefour SA (Miscellaneous Retailers)                                                  48,300             3,151,876
Compagnie Generale d' Industrie et de Participations (General Diversified)             199,398             9,404,597
Societe BIC SA (General Diversified)                                                    91,600             3,656,610
Suez Lyonnaise des Eaux SA (Water Companies)                                            43,100             6,776,031
                                                                                                 --------------------
                                                                                                          29,710,507
                                                                                                 --------------------
GERMANY - 3.8%
Allianz AG (Insurance Companies)                                                        21,330             8,232,909
Deutsche Bank AG (Commercial Banks)                                                     82,400             5,519,803
                                                                                                 --------------------
                                                                                                          13,752,712
                                                                                                 --------------------
HONG KONG - 7.2%
Dairy Farm International Holdings Ltd. (Miscellaneous Retailers)                     2,461,500             1,563,053
Hutchison Whampoa Ltd. (General Diversified)                                           776,000            11,308,177
Johnson Electric Holdings (Diversified Electrical Manufacturers)                       690,148             5,560,207
Li & Fung Ltd. (Wholesalers)                                                         1,934,000             7,474,084
                                                                                                 --------------------
                                                                                                          25,905,521
                                                                                                 --------------------
IRELAND - 3.7%
Elan Corp. plc - ADR (Ethical Drug Manufacturers)*                                      85,100             3,648,662
SmartForce plc - ADR (Electronic Data Processing Equipment)*                           198,080             9,458,320
                                                                                                 --------------------
                                                                                                          13,106,982
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
ITALY - 2.2%
Luxottica Group SpA- ADR (Miscellaneous Retailers)                                     328,000    $        7,831,000
                                                                                                 --------------------

JAPAN - 19.3%
Asatsu-DK Inc. (Advertising Agencies)                                                  214,000             8,827,599
Atlantis Japan Growth Fund (Mutual Funds)*                                             436,400             4,974,960
Canon, Inc. (Business Machines & Office Equipment)                                     187,000             8,544,025
Fuji Bank (Banking)                                                                    633,000             5,269,145
Fujitsu Ltd. (Computer Software & Processing)                                          292,000             8,264,151
Hirose Electronics Co., Ltd. (Parts & Components)                                       39,700             4,795,431
Mitsubishi Corp. (Wholesalers)                                                         547,000             4,755,642
NTT Mobile Communications (Telecommunications)                                             398            13,288,753
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                                46,400            10,469,000
                                                                                                 --------------------
                                                                                                          69,188,706
                                                                                                 --------------------
MEXICO - 3.6%
Grupo Televisa SA - GDR (Radio & TV Broadcasters)*                                      67,820             4,302,331
Telefonos de Mexico SA - Class L,  ADR (Telecommunications)                             74,660             4,390,941
Wal-Mart de Mexico SA de CV - ADR* (Discount Stores)                                   187,700             4,346,926
                                                                                                 --------------------
                                                                                                          13,040,198
                                                                                                 --------------------
NETHERLANDS - 10.7%
Getronics NV (Systems & Subsystems)                                                     64,200             3,838,379
IHC Caland NV (Shipbuilding)                                                           180,530             7,321,809
ING Groep NV (Insurance Companies)                                                     124,400             6,804,957
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                              189,600            10,878,300
Unilever NV (Diversified Food)                                                          90,000             4,098,019
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                225,980             5,346,674
                                                                                                 --------------------
                                                                                                          38,288,138
                                                                                                 --------------------
SINGAPORE - 4.4%
DBS (Commercial Banks)                                                                 813,000            11,192,443
Singapore Press Holdings (Newspaper Publishers)                                        236,000             4,617,692
                                                                                                 --------------------
                                                                                                          15,810,135
                                                                                                 --------------------
SWEDEN - 6.7%
Investor AB - Class B (Miscellaneous Companies)*                                       588,000             8,279,839
Securitas AB - B Shares (Service Organizations)                                        283,400             7,347,877
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                       93,000             8,224,688
                                                                                                 --------------------
                                                                                                          23,852,404
                                                                                                 --------------------

                        See Notes to Financial Statements
                                        2
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HARDING, LOEVNER FUNDS, INC.


---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 7.5%
ABB Ltd. (Power Transmission Equipment)                                                 78,753    $        8,862,289
Nestle SA - ADR (Diversified Food)                                                      62,800             5,548,217
Novartis AG (Diversified Drugs, Cosmetics, & Health Care)                                6,165             8,637,095
Union Bank of Switzerland AG (Commercial Banks)                                         15,099             3,709,990
                                                                                                 --------------------
                                                                                                          26,757,591
                                                                                                 --------------------
TAIWAN - 2.2%
Taiwan Semiconductor (Parts & Components)*                                           1,224,628             7,904,709
                                                                                                 --------------------

UNITED KINGDOM - 11.4%
British Telecommunications plc (Telecommunications)                                    160,000             2,880,262
Close Brothers Group plc (Investment Companies)                                         96,000             1,493,933
Glaxo Wellcome plc - ADR (Ethical Drug Manufacturers)                                  133,200             8,366,625
Invensys plc (Supplies & Distributors)                                               1,693,400             8,103,531
Pearson plc (Miscellaneous Printing & Publishing)                                      188,900             6,168,977
Railtrack Group plc (Other Transportation)                                             481,751             6,064,496
Rentokil Initial plc (Service Organizations)                                         1,405,500             3,861,443
Unilever plc (Diversified Food)                                                         30,400               182,483
WPP Group plc (Advertising Agencies)                                                   231,500             3,706,569
                                                                                                 --------------------
                                                                                                          40,828,319
                                                                                                 --------------------

Total Common Stocks (Cost $261,189,470)                                                                  354,086,680
                                                                                                 --------------------


                                                                                       Face
                                                                                      Amount
CASH EQUIVALENT - 0.4%                                                             ------------
Investors Bank & Trust Company Repurchase Agreement, 4.940% due 05/01/2000 in
the amount of $1,372,043; issued 04/28/2000 (collateralized by $1,382,852 par of FNMA - ARM, 6.894% due 11/01/2022 with a market value of $1,440,130)
(Cost $1,371,478)                                                                   $1,371,478             1,371,478
                                                                                  -------------  --------------------

TOTAL INVESTMENTS - 99.2%  (COST - $262,560,948)                                                  $      355,458,158
                                                                                                 --------------------


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.8%
Foreign cash (cost $1,894,109)                                                                    $        1,777,639
Receivable for securities sold                                                                             4,844,307
Tax reclaim receivable                                                                                       516,501
Dividends receivable                                                                                         508,332
Other assets                                                                                                  34,117
Payable for securities purchased                                                                          (4,498,131)
Payable to Investment Adviser                                                                               (222,458)
Other liablities                                                                                            (123,796)
                                                                                                 --------------------
                                                                                                           2,836,511
                                                                                                 --------------------


NET ASSETS - 100.0%
Applicable to 21,429,547 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                   $      358,294,669
                                                                                                 ====================

Net Asset Value, Offering and Redemption Price Per Share                                          $            16.72
                                                                                                 ====================


COMPONENTS OF NET ASSETS AS OF APRIL 30, 2000 WERE AS FOLLOWS:

Paid-in capital                                                                                   $      237,973,144
Distributions in excess of investment income, net                                                         (3,103,158)
Undistributed net realized gain on investment and foreign curreny related
     transactions                                                                                         30,705,592
Net unrealized appreciation on investments and on assets and liabilities
     denominated in foreign currencies                                                                    92,719,091
                                                                                                 --------------------
                                                                                                  $      358,294,669
                                                                                                 ====================


SUMMARY OF ABBREVIATIONS
ADR -     American Depositary Receipt
ARM -     Adjustable Rate Mortgage
FNMA -    Federal National Mortgage Association
GDR -     Global Depositary Receipt
(1)       See Note 2 to Financial Statements
*         Non-income producing security


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)                                                             SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 97.6%

COMMON STOCKS - 97.6%
AUSTRALIA - 1.7%
Rio Tinto Ltd. (Diversified Metal Producers)                                            30,000    $          445,656
                                                                                                 --------------------

DENMARK - 1.8%
Ratin A/S - Class B  (Service Organizations)                                             5,000               474,388
                                                                                                 --------------------

FRANCE - 4.6%
AXA (Insurance Companies)                                                                2,000               297,299
Compagnie Generale d' Industrie et de Participations (General Diversified)               9,570               451,369
Societe BIC SA (General Diversified)                                                     5,000               199,597
Suez Lyonnaise des Eaux SA (Water Companies)                                             1,500               235,825
                                                                                                 --------------------
                                                                                                           1,184,090
                                                                                                 --------------------
HONG KONG - 5.9%
Hutchison Whampoa Ltd. (General Diversified)                                            50,000               728,620
Johnson Electric Holdings (Diversified Electrical Manufacturers)                        40,000               322,262
Li & Fung Ltd. (Wholesalers)                                                           120,000               463,749
                                                                                                 --------------------
                                                                                                           1,514,631
                                                                                                 --------------------
IRELAND - 2.2%
SmartForce plc - ADR (Electronic Data Processing Equipment)*                            12,000               573,000
                                                                                                 --------------------

ITALY - 0.9%
Luxottica Group SpA - ADR (Miscellaneous Retailers)                                     10,000               238,750
                                                                                                 --------------------

JAPAN - 7.8%
Asatsu Inc. (Advertising Agencies)                                                       4,000               165,002
Atlantis Japan Growth Fund (Mutual Funds)*                                              25,000               285,000
Fuji Bank (Banking)                                                                     15,000               124,861
Fujitsu Ltd. (Computer Software & Processing)                                           20,000               566,038
Mitsubishi Corp. (Wholesalers)                                                          50,000               434,702
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                                 2,000               451,250
                                                                                                 --------------------
                                                                                                           2,026,853
                                                                                                 --------------------
MEXICO - 3.7%
Grupo Televisa SA - GDR (Radio & TV Broadcasters)*                                       5,000               317,187
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                               6,000               352,875
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                                    12,800               296,434
                                                                                                 --------------------
                                                                                                             966,496
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 5.4%
Getronics NV (Systems & Subsystems)                                                      5,000    $          298,939
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                               10,000               573,750
Unilever NV (Diversified Food)                                                           6,100               277,755
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                 10,000               236,599
                                                                                                 --------------------
                                                                                                           1,387,043
                                                                                                 --------------------
SINGAPORE - 1.9%
Jardine Strategic Holdings Ltd. (General Diversified)                                  200,000               492,000
                                                                                                 --------------------

SWEDEN - 4.5%
Investor AB - Class B (Miscellaneous Companies)*                                        45,000               633,661
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                        6,100               539,469
                                                                                                 --------------------
                                                                                                           1,173,130
                                                                                                 --------------------
SWITZERLAND - 3.1%
ABB Ltd. (Power Transmission Equipment)                                                  3,984               448,330
Nestle SA - ADR (Diversified Food)                                                       4,000               353,390
                                                                                                 --------------------
                                                                                                             801,720
                                                                                                 --------------------
TAIWAN - 1.3%
Taiwan Semiconductor (Parts & Components)*                                              53,711               346,693
                                                                                                 --------------------

UNITED KINGDOM - 3.5%
Pearson plc (Miscellaneous Printing & Publishing)                                       10,400               339,637
Rentokil Initial plc (Service Organizations)                                            30,000                82,421
Standard Chartered plc (Other Financial Services)                                       15,000               209,160
WPP Group plc (Advertising Agencies)                                                    17,100               273,790
                                                                                                 --------------------
                                                                                                             905,008
                                                                                                 --------------------
UNITED STATES - 49.3%
Air Products & Chemicals, Inc. (Industrial Chemicals & Gases Manufacturers)              8,000               248,500
Allied Capital Corp. (Commercial Finance Companies)                                     27,301               510,187
American International Group (Insurance Companies)                                       5,000               548,437
Baxter International, Inc. (Ethical Drug Manufacturers)                                  7,000               455,875
Berkshire Hathaway, Inc., Class A (Insurance Companies)*                                     5               296,500
Bristol-Myers Squibb Co. (Ethical Drug Manufacturers)                                    4,900               256,944
CBS Corp. (Radio & TV Broadcasters)*                                                     9,000               528,750

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Colgate-Palmolive Co. (Cosmetics & Toiletries)                                           9,000    $          514,125
Enron Corp. (Crude Oil & Natural Gas Producers)                                         10,000               696,875
Exxon Mobil Corp. (Integrated International Oil Producers)                               5,400               419,512
Federal National Mortgage Association (Other Financial Services)                         5,000               301,563
Hewlett-Packard Company (Electronic Data Processing Equipment)                           2,000               270,000
Honeywell International Inc. (Government & Defense Electronic Equipment)                 8,300               464,800
Intel Corp. (Electronic Data Processing Equipment)                                       4,400               557,975
International Business Machines Corp. (Electronic Data Processing Equipment)             5,000               558,125
Oracle Corp. (Computer Software & Processing)*                                          12,000               959,250
Pfizer, Inc. (Ethical Drug Manufacturers)                                               19,000               800,375
Quanta Services, Inc. (Engineering & Contracting Services)*                              7,500               348,281
Quintiles Transnational Corp. (Medical Services)*                                       20,000               286,250
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)                            9,000               689,062
ServiceMaster Company (Service Organizations)                                           20,000               272,500
Sun Microsystems, Inc. (Electronic Data Processing Equipment)*                           6,000               551,625
Tyco International Ltd. (Diversified Electrical Manufacturers)                          12,000               551,250
US West, Inc. (Telecommunications)                                                       7,000               498,313
Wells Fargo & Co. (Commercial Banks)                                                    10,000               410,625
Wisconsin Central Transportation Corp. (Railroad Holding Companies)*                    15,000               218,437
WorldCom, Inc. (Telecommunications)*                                                     6,000               272,625
Wrigley (WM.) Jr. Co. (Confectionary Goods)                                              4,000               289,500
                                                                                                 --------------------
                                                                                                          12,776,261
                                                                                                 --------------------

Total (Cost $19,361,953)                                                                                  25,305,719
                                                                                                 --------------------
CASH EQUIVALENT - 2.0%
Investors Bank & Trust Company Repurchase Agreement, 4.940%
due 05/01/2000 in the amount of $509,596; issued 04/28/2000 (collateralized             FACE
by $514,331 par of FNMA - ARM, 7.584% due 01/01/2023 with a market                     AMOUNT
value of $534,857) (Cost $509,386)                                                  -----------
                                                                                     $ 509,386               509,386
                                                                                                 --------------------

TOTAL INVESTMENTS - 99.6% (COST - 19,871,339)                                                     $       25,815,105
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.4%
Receivable for securities sold                                                                    $          330,971
Receivable from Investment Adviser                                                                            29,328
Other assets                                                                                                  75,262
Payable for securities purchased                                                                            (257,214)
Other liablities                                                                                             (67,246)
                                                                                                 --------------------
                                                                                                             111,101
                                                                                                 --------------------

NET ASSETS - 100.0%
Applicable to 1,159,560 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                   $       25,926,206
                                                                                                 ====================

Net Asset Value, Offering and Redemption Price Per Share                                          $            22.36
                                                                                                 ====================


COMPONENTS OF NET ASSETS AS OF APRIL 30, 2000 WERE AS FOLLOWS:

Paid-in capital                                                                                   $       17,929,923
Distributions in excess of investment income, net                                                           (156,773)
Undistributed net realized gain on investment and foreign curreny related transactions                     2,218,932
Net unrealized appreciation on investments and on assets and liabilities
     denominated in foreign currencies                                                                     5,934,124
                                                                                                 --------------------
                                                                                                          25,926,206
                                                                                                 ====================

SUMMARY OF ABBREVIATIONS
ADR -     American Depositary Receipt
ARM -     Adjustable Rate Mortgage
FNMA -    Federal National Mortgage Association
GDR -     Global Depositary Receipt
(1)       See Note 2 to Financial Statements
*         Non-income producing security


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)                                                             SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.7%

COMMON STOCKS - 68.4%
FRANCE - 2.9%
AXA (Insurance Companies)                                                                  350    $           52,027
Compagnie Generale d' Industrie et de Participations (General Diversified)               1,540                72,634
Societe BIC SA (General Diversified)                                                     1,050                41,915
Suez Lyonnaise des Eaux SA (Water Companies)                                               300                47,165
                                                                                                 --------------------
                                                                                                             213,741
                                                                                                 --------------------
HONG KONG - 2.5%
Hutchison Whampoa Ltd. (General Diversified)                                             7,000               102,007
Li & Fung Ltd. (Wholesalers)                                                            22,000                85,021
                                                                                                 --------------------
                                                                                                             187,028
                                                                                                 --------------------
IRELAND - 1.1%
SmartForce plc - ADR (Electronic Data Processing Equipment)*                             1,700                81,175
                                                                                                 --------------------

JAPAN - 6.3%
Asatsu-DK, Inc. (Advertising Agencies)                                                   1,000                41,250
Atlantis Japan Growth Fund (Mutual Funds)*                                              10,000               114,000
Fuji Bank (Banking)                                                                      3,000                24,972
Fujitsu Ltd. (Computer Software & Processing)                                            3,000                84,906
Mitsubishi Corp. (Wholesalers)                                                          15,000               130,411
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                                   300                67,688
                                                                                                 --------------------
                                                                                                             463,227
                                                                                                 --------------------
MEXICO - 2.6%
Grupo Televisa SA - GDR (Radio & TV Broadcasters)*                                         800                50,750
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                               1,000                58,813
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                                     3,600                83,372
                                                                                                 --------------------
                                                                                                             192,935
                                                                                                 --------------------
NETHERLANDS - 2.7%
Getronics NV (Systems & Subsystems)                                                        400                23,915
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                                2,500               143,437
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                  1,400                33,124
                                                                                                 --------------------
                                                                                                             200,476
                                                                                                 --------------------
SINGAPORE - 3.5%
DBS Local Cetificates (Commercial Banks)                                                 8,000               110,135
Jardine Strategic Holdings Ltd. (General Diversified)                                   60,000               147,600
                                                                                                 --------------------
                                                                                                             257,735
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
SWEDEN - 3.9%
Investor AB - Class B (Miscellaneous Companies)*                                        14,000    $          197,139
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                        1,000                88,438
                                                                                                 --------------------
                                                                                                             285,577
                                                                                                 --------------------
SWITZERLAND - 2.3%
ABB Ltd. (Power Transmission Equipment)                                                    696                78,323
Nestle SA - ADR (Diversified Food)                                                       1,000                88,347
                                                                                                 --------------------
                                                                                                             166,670
                                                                                                 --------------------
TAIWAN - 1.9%
Taiwan Semiconductor (Parts & Components)*                                              21,484               138,675
                                                                                                 --------------------

UNITED KINGDOM - 7.4%
British Telecommunications plc - ADR (Telecommunications)                                  400                73,200
Pearson plc (Miscellaneous Printing & Publishing)                                        2,000                65,315
Rentokil Initial plc (Service Organizations)                                            30,000                82,421
Rio Tinto plc (Diversified Metal Producers)                                              6,000                93,549
Standard Chartered plc (Other Financial Services)                                        3,000                41,832
Unilever plc (Diversified Food)                                                         15,000                90,041
WPP Group plc (Advertising Agencies)                                                     6,000                96,067
                                                                                                 --------------------
                                                                                                             542,425
                                                                                                 --------------------
UNITED STATES - 31.3%
Air Products & Chemicals, Inc. (Industrial Chemicals & Gases Manufacturers)              1,600                49,700
Allied Capital Corp. (Commercial Finance Companies)                                      6,500               121,469
American International Group (Insurance Companies)                                       1,250               137,109
Baxter International, Inc. (Ethical Drug Manufacturers)                                  1,000                65,125
Bristol-Myers Squibb Co. (Ethical Drug Manufacturers)                                    1,400                73,412
CBS Corp. (Radio & TV Broadcasters)*                                                     2,000               117,500
Colgate-Palmolive Co. (Cosmetics & Toiletries)                                           1,500                85,688
Enron Corp. (Crude Oil & Natural Gas Producers)                                          2,000               139,375
Exxon Mobil Corp. (Integrated International Oil Producers)                               1,800               139,838
Federal National Mortgage Association (Other Financial Services)                           900                54,281
Hewlett-Packard Company (Electronic Data Processing Equipment)                             350                47,250
Honeywell International, Inc. (Government & Defense Electronic Equipment)                1,800               100,800
Intel Corp. (Electronic Data Processing Equipment)                                         600                76,088
International Business Machines Corp. (Electronic Data Processing Equipment)             1,000               111,625
Oracle Corp. (Computer Software & Processing)*                                             600                47,962
Pfizer, Inc. (Ethical Drug Manufacturers)                                                3,400               143,225


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Quanta Services, Inc. (Engineering & Contracting Services)*                              1,500    $           69,656
Quintiles Transnational Corp. (Medical Services)*                                        1,800                25,762
Royce Micro-Cap Trust, Inc. (Mutual Funds)                                              11,612               111,766
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)                            1,200                91,875
ServiceMaster Company (Service Organizations)                                            4,000                54,500
Tyco International Ltd. (Diversified Electrical Manufacturers)                           2,500               114,844
US West, Inc. (Telecommunications)                                                       1,500               106,781
Wells Fargo & Co. (Financial)                                                            2,500               102,656
Wisconsin Central Transportation Corp. (Railroad Holding Companies)*                     1,900                27,669
WorldCom, Inc. (Telecommunications)*                                                     1,100                49,981
Wrigley (WM.) Jr. Co. (Confectionary Goods)                                                500                36,188
                                                                                                 --------------------
                                                                                                           2,302,125
                                                                                                 --------------------

Total Common Stocks (Cost $3,948,714)                                                                      5,031,789
                                                                                                 --------------------

WARRANTS - 0.0%
JAPAN - 0.0%
Atlantis Japan Growth Fund warrants expiring 04/30/01 (Mutual Funds)* (Cost $797)          400                   900
                                                                                                 --------------------


                                                                                      FACE
FIXED INCOME - 30.3%                                                   CURRENCY      AMOUNT (a)
                                                                     ------------  ------------
EUROPE - 0.9%
Eurotunnel 4.45% Equity Notes due 12/31/03                                   EUR    $   37,500                31,883
Eurotunnel 4.45% Equity Notes due 12/31/03                                   GBP        37,500                31,785
                                                                                                 --------------------
                                                                                                              63,668
                                                                                                 --------------------

MULTINATIONAL - 1.2%
International Bank for Reconstruction & Development, 4.250%
  due 9/08/05                                                                EUR       100,000                87,384
                                                                                                 --------------------

NEW ZEALAND - 1.3%
New Zealand Government - Series 709, 7.000% due 7/15/09                      NZD       200,000                97,031
                                                                                                 --------------------


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS                                                                FACE
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                              AMOUNT (a)         VALUE (1)
---------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 1.6%
Orange plc, 7.625% due 8/1/08                                                EUR       125,000    $          118,713
                                                                                                 --------------------

UNITED STATES - 25.3%
AES Corporation, 8.500% due 11/01/07                                                   300,000               270,750
Comcast Corp., 10.625% due 7/15/12                                                     100,000               117,410
GNMA, 7.000% due 6/15/09                                                                60,984                59,837
GNMA, 7.000% due 4/15/28                                                               122,320               117,710
GNMA, 7.500% due 6/15/27                                                                95,278                93,730
GNMA, 8.000% due 8/15/07                                                                 7,024                 7,051
GNMA, 8.500% due 5/15/18                                                                15,678                15,975
GNMA, 9.500% due 9/20/20                                                                 2,747                 2,844
Rockefeller Center Property CVT, zero coupon due 12/31/00                              250,000               211,250
U.S. Treasury Inflation Index Note, 3.613% due 11/15/07                                150,000               154,700
U.S. Treasury Note, 5.625% due 5/15/08                                                 300,000               285,094
U.S. Treasury Note, 7.000% due 7/15/06                                                 100,000               102,312
U.S. Treasury Inflation Index Bond, 3.801% due 4/15/28                                 225,000               226,350
U.S. Treasury Bond, 6.125% due 11/15/27                                                200,000               198,063
                                                                                                 --------------------
                                                                                                           1,863,076
                                                                                                 --------------------

Total Fixed Income (Cost $2,375,446)                                                                       2,229,872
                                                                                                 --------------------

TOTAL LONG-TERM INVESTMENTS (COST $6,324,957)                                                              7,262,561
                                                                                                 --------------------

CASH EQUIVALENTS - 0.6%
UNITED STATES - 0.6%
Investors Bank & Trust Company Repurchase Agreement, 4.940% due 05/01/2000 in
the amount of $44,017; issued 04/28/2000 (collateralized by $46,973 par of
FHLMC - Pool #303961, 7.500% due 04/01/2017 with
a market value of $46,380) (Cost $43,999)                                               43,999                43,999
                                                                                                 --------------------


TOTAL INVESTMENTS - 99.3%  (COST - $6,368,956)                                                    $        7,306,560
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.7%
Receivable for securities sold                                                                    $           82,887
Receivables from Investment Adviser                                                                           21,626
Other Assets                                                                                                  57,910
Payable for securities purchased                                                                             (73,490)
Other liablities                                                                                             (35,026)
                                                                                                 --------------------
                                                                                                              53,907
                                                                                                 --------------------

NET ASSETS - 100.0%
Applicable to 583,053 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                   $        7,360,467
                                                                                                 ====================

Net Asset Value, Offering and Redemption Price Per Share                                          $            12.62
                                                                                                 ====================

COMPONENTS OF NET ASSETS AS OF APRIL 30, 2000 WERE AS FOLLOWS:

Paid-in capital                                                                                   $        6,166,111
Distributions in excess of investment income, net                                                            (20,614)
Undistributed net realized gain on investment and foreign curreny related transactions                       279,490
Net unrealized appreciation on investments and on assets and liabilities
     denominated in foreign currencies                                                                       935,480
                                                                                                 --------------------
                                                                                                  $        7,360,467
                                                                                                 ====================

SUMMARY OF ABBREVIATIONS
ADR -     American Depositary Receipt
CVT -     Convertible Bond
EUR -     European Monetary Unit (Euro)
FHLMC -   Federal Home Loan Mortgage Corporation
GBP -     British Pounds
GDR -     Global Depositary Receipt
GNMA -    Government National Mortgage Association
NZD -     New Zealand Dollar
(a)       Face amount shown in U.S. dollars unless otherwise indicated.
(1)       See Note 2 to Financial Statements
*         Non-income producing security


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)                                                             SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 92.7%

COMMON STOCKS - 85.5%
ARGENTINA - 1.5%
PC Holdings S.A. - ADR (Integrated International Oil Producers)*                         1,114    $           17,058
Quilmes Industrial SA (Brewers)                                                          2,800                22,750
                                                                                                 --------------------
                                                                                                              39,808
                                                                                                 --------------------
BRAZIL - 7.1%
Companhia Cervejaria Brahma - ADR (Beverages, Food & Tobacco)                            1,900                29,450
Compania Brasileira de Distribuicao Grupo Pao de
     Acurcar (National & Regional Food Chains)                                           1,300                37,050
Petroleo Brasileiro SA - ADR (Holding Companies)                                         1,500                35,537
Telesp Celular Participacoes SA (Telecommunications)                                 5,729,850                90,680
                                                                                                 --------------------
                                                                                                             192,717
                                                                                                 --------------------
CHILE - 2.3%
Cia de Telecomunicaciones de Chile SA - ADR (Telecommunications)                         1,100                20,350
Vina Concha Y Toro SA - ADR (Brewers)                                                    1,100                42,556
                                                                                                 --------------------
                                                                                                              62,906
                                                                                                 --------------------
EGYPT - 1.3%
Al Ahram Beverages Company S.A.E. - GDR (Beverages, Food & Tobacco)*                     2,000                35,200
                                                                                                 --------------------

GREECE - 1.3%
Attica Enterprises Holding SA (Shipping)                                                 3,160                36,811
                                                                                                 --------------------

HONG KONG - 6.9%
China Telecom (Telecommunications)*                                                     12,000                86,664
Johnson Electric Holdings (Diversified Electrical Manufacturers)                         6,000                48,339
Li & Fung Ltd. (Wholesalers)                                                            14,000                54,104
                                                                                                 --------------------
                                                                                                             189,107
                                                                                                 --------------------
HUNGARY - 2.5%
Matav Rt. - ADR (Telecommunications)                                                     1,100                38,294
Otp Bank (Savings & Loans)                                                                 700                31,084
                                                                                                 --------------------
                                                                                                              69,378
                                                                                                 --------------------
INDIA - 9.2%
Bharat Petroleum Corp. Ltd. (Oil Refiners & Distributors)*                               8,100                32,446
Hero Honda Motors Ltd. (Diversified Automotive Manufacturers)*                           2,000                42,569
Hindustan Lever Ltd. (Diversified Food)                                                    700                38,450
Housing Development Finance Corp. Ltd. (Other Financial Services)                        7,500                81,347
India Fund, Inc. (Mutual Funds)*                                                         4,000                57,250
                                                                                                 --------------------
                                                                                                             252,062
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
ISRAEL - 4.6%
Orbotech, Ltd. (Medical, Surgical & Dental Suppliers)*                                     500    $           42,633
Partner Communications Co. Ltd. - ADR (Telecommunications)*                              2,300                24,581
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug Manufacturers)                   1,300                57,200
                                                                                                 --------------------
                                                                                                             124,414
                                                                                                 --------------------
MEXICO - 11.1%
Alfa SA (Diversified Chemical Manufacturers)                                             8,000                24,740
Desc Sociedad de Fomento Industrial SA de CV (Shipping)*                                32,000                22,580
Grupo Televisa SA - Series CPO (Radio & TV Broadcasters)*                               22,000                68,268
Panamerican Beverages Inc. - Class A (Soft Drink Producers & Bottlers)                   2,550                41,916
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                                 900                52,931
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                                     4,000                92,636
                                                                                                 --------------------
                                                                                                             303,071
                                                                                                 --------------------
PHILIPPINES - 1.3%
ABS-CBN Broadcasting Corp. (Radio & TV Broadcasters)*                                   17,500                20,783
International Container Terminal Services, Inc. (Shipping)*                            380,000                13,999
                                                                                                 --------------------
                                                                                                              34,782
                                                                                                 --------------------
POLAND - 2.9%
Agora SA (Newspaper Publishers)*                                                         2,400                57,770
Wielkopolski Bank Kredytowy SA (Commercial Banks)                                        3,800                21,697
                                                                                                 --------------------
                                                                                                              79,467
                                                                                                 --------------------
SINGAPORE - 1.1%
Natsteel Electronics Ltd. (Miscellaneous Electronics)                                    5,000                28,705
                                                                                                 --------------------

SOUTH AFRICA - 4.0%
De Beers Cons Mines - ADR (Diversified Metal Producers)                                  2,700                53,663
South Africa Breweries plc (Brewers)                                                     7,500                55,355
                                                                                                 --------------------
                                                                                                             109,018
                                                                                                 --------------------
SOUTH KOREA - 9.3%
Hite Brewery Co. Ltd. (Brewers)                                                          1,600                45,426
Korea Telecom Corp. - ADR (Telecommunications)                                           1,100                37,950
Pohang Iron and Steel Co., Ltd. (Steel Producers - Integrated)                             410                32,076
Samsung Electronics - GDR - 144A (Diversified Electronics)                                 800                64,720
SK Telecom Co. Ltd. - ADR (Telecommunications)                                             800                25,650
South Korea Mobile Telecommunications Corp., Ltd. (Telecommunications)                     180                47,859
                                                                                                 --------------------
                                                                                                             253,681
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                 SHARES          VALUE (1)
---------------------------------------------------------------------------------------------------------------------
TAIWAN - 11.6%
Asustek Computer, Inc. (Electronic Data Processing Equipment)                            4,000    $           44,430
Hon Hai Precision Industry (Parts & Components)*                                         4,200                40,596
President Chain Store Corp. (National & Regional Food Chains)                            8,900                31,786
Synnex Technology International Corp. - GDR (Systems & Subsystems)*                      1,600                43,266
Taiwan Semiconductor (Parts & Components)*                                              18,220               117,606
Universal Scientific Industrial Co., Ltd. (Parts & Components)*                         10,000                38,008
                                                                                                 --------------------
                                                                                                             315,692
                                                                                                 --------------------
THAILAND - 2.3%
Advanced Information Service plc (Telecommunications)*                                   3,300                38,671
Pizza Co. Ltd. (Restaurants & Fast Food Franchisers)                                     5,300                 8,146
Siam City Cement Public Co. Ltd. (Cement Producers)*                                     5,500                16,618
                                                                                                 --------------------
                                                                                                              63,435
                                                                                                 --------------------
UNITED KINGDOM - 2.6%
African Lakes Corp. plc (Parts & Components)*                                           21,500                29,927
Standard Chartered plc (Other Finacial Services)                                         2,900                40,438
                                                                                                 --------------------
                                                                                                              70,365
                                                                                                 --------------------
UNITED STATES - 2.0%
AES Corporation (Electric Power Companies)*                                                600                53,963
                                                                                                 --------------------

VIETNAM - 0.6%
Vietnam Enterprise Investments Ltd. (Investment Companies)*                             20,000                15,600
                                                                                                 --------------------

Total Common Stocks (Cost $1,829,131)                                                                      2,330,182
                                                                                                 --------------------

PREFERRED STOCKS - 7.2%
BRAZIL - 7.2%
Banco Itau S.A. (Commercial Banks)                                                     755,000                55,997
Embraer - Empresa Brasileira de Aeronautica S.A.
     (Military & Commercial Aircraft Manufacturers)                                     26,500               138,817
                                                                                                 --------------------

Total Preferred Stocks (Cost $71,663)                                                                        194,814
                                                                                                 --------------------

TOTAL LONG-TERM INVESTMENTS (COST $1,900,794)                                                              2,524,996
                                                                                                 --------------------

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS                                                                FACE
APRIL 30, 2000 (UNAUDITED) (CONTINUED)                                                AMOUNT           VALUE (1)
---------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS - 0.9%
Investors Bank & Trust Company Repurchase Agreement, 4.940% due 05/01/2000 in
the amount of $25,781; issued 04/28/2000 (collateralized by $27,710 par of FHLMC
- Pool #191414, 6.000% due 06/01/2004 with
a market value of $27,060) (Cost $25,771)                                           $   25,771    $           25,771
                                                                                                 --------------------

TOTAL INVESTMENTS - 93.6%  (COST - $1,926,565)                                                    $        2,550,767
                                                                                                 --------------------

OTHER ASSETS, NET OF LIABILITIES - 6.4%
Receivable for fund shares sold                                                                              172,000
Receivable from Investment Adviser                                                                            15,773
Other assets                                                                                                   7,818
Other liablities                                                                                             (21,219)
                                                                                                 --------------------
                                                                                                             174,372
                                                                                                 --------------------

NET ASSETS - 100.0%
Applicable to 161,044 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                   $        2,725,139
                                                                                                 ====================

Net Asset Value, Offering and Redemption Price Per Share                                          $            16.92
                                                                                                 ====================

COMPONENTS OF NET ASSETS AS OF APRIL 30, 2000 WERE AS FOLLOWS:

Paid-in capital                                                                                   $        1,986,418
Distributions in excess of investment income, net                                                             (9,221)
Undistributed net realized gain on investment and foreign curreny related transactions                       123,703
Net unrealized appreciation on investments and on assets and liabilities
     denominated in foreign currencies                                                                       624,239
                                                                                                 --------------------
                                                                                                  $        2,725,139
                                                                                                 ====================

SUMMARY OF ABBREVIATIONS
ADR -     American Depository Receipt
FHLMC -   Federal Home Loan Mortgage Corporation
GDR -     Global Depository Receipt
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
(1)       See Note 2 to Financial Statements
*         Non-income producing security


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)

SIX MONTHS ENDED APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        INTERNATIONAL       GLOBAL      MULTI-ASSET       EMERGING
                                                                            EQUITY          EQUITY        GLOBAL          MARKETS
                                                                          PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                        --------------   -------------  -----------     -----------
INVESTMENT INCOME
Interest                                                                 $    430,208     $    17,223    $   76,521      $   1,806
Dividends (net of withholding taxes of $293,374,
   $9,116, $2,571 and $700, respectively)                                   1,861,715         132,428        32,960          9,527
                                                                        --------------   -------------  -----------     -----------
   Total investment income                                                  2,291,923         149,651       109,481         11,333
                                                                        --------------   -------------  -----------     -----------

EXPENSES
Investment advisory fees                                                    1,339,668         120,818        35,171         13,623
Administration fees                                                           212,918          14,289         6,110          3,178
Custodian fees                                                                156,153          13,325         6,909          6,260
Directors' fees and expenses                                                   26,799           1,705           541            125
Shareholder record keeping fees                                                19,104           5,688         2,027          2,801
Audit fees                                                                     10,982          10,457        10,457          6,385
State registration filing fees                                                  8,515           2,669         1,606            487
Organizational costs                                                            7,083           6,212         1,534              -
Legal fees                                                                      6,690             426           135             30
Insurance expense                                                               6,478             412           132             30
Other fees and expenses                                                        14,566           4,313           870            277
                                                                        --------------   -------------  -----------     -----------
   Total operating expenses                                                 1,808,956         180,314        65,492         33,196

Waiver of investment advisory fee and reimbursement
   of other expenses (Note 3)                                                 (23,163)        (29,328)      (21,627)       (14,076)
                                                                        --------------   -------------  -----------     -----------

   Total expenses                                                           1,785,793         150,986        43,865         19,120
                                                                        --------------   -------------  -----------     -----------

Investment income (loss), net                                                 506,130          (1,335)       65,616         (7,787)
                                                                        --------------   -------------   -----------   ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY-RELATED TRANSACTIONS

Net realized gain from investments                                         31,558,008       2,477,016       283,081        123,563
Net realized gain (loss) from foreign currency-related transactions          (300,665)         (7,857)       (3,241)           141
Net change in unrealized appreciation (depreciation) on investments         8,181,820       2,315,655       309,777        276,018
Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities denominated in foreign currencies                  (168,637)         (9,281)       (1,720)           (88)
                                                                        --------------   -------------  -----------     -----------

   Realized and unrealized gain on investments and
      foreign currency-related transactions                                39,270,526       4,775,533       587,897        399,634
                                                                        --------------   -------------  -----------     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $39,776,656     $ 4,774,198     $ 653,513       $391,847
                                                                        ==============   =============  ===========     ===========

                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

                                                             INTERNATIONAL EQUITY PORTFOLIO           GLOBAL EQUITY PORTFOLIO
                                                           -----------------------------------   ----------------------------------

                                                           SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2000       OCTOBER 31,      APRIL 30, 2000       OCTOBER 31,
                                                              (UNAUDITED)            1999           (UNAUDITED)            1999
                                                           ----------------    ---------------   ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income (loss), net                             $     506,130      $   2,448,798      $      (1,335)     $     166,819
   Net realized gain from investments, in kind
      redemptions and foreign currency-related
      transactions                                              31,257,343         11,927,644          2,469,159          2,658,267
   Net change in unrealized appreciation
      on investments and on translation of assets and
      liabilities denominated in foreign currencies              8,013,183         83,331,566          2,306,374          2,773,621
                                                           ----------------    ---------------   ----------------    ---------------

      Net increase in net assets resulting
      from operations                                           39,776,656         97,708,008          4,774,198          5,598,707
                                                           ----------------    ---------------   ----------------    ---------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income, net                                        4,689,033          5,059,466            169,866                  -
   Net realized gain from investments and foreign
      currency-related transactions                             10,285,092            337,112          2,053,997                  -

                                                           ----------------    ---------------   ----------------    ---------------
      Total distributions                                       14,974,125          5,396,578          2,223,863                  -
                                                           ----------------    ---------------   ----------------    ---------------

CAPITAL SHARE TRANSACTIONS, NET                                  5,018,927        (89,894,523)         2,288,800        (15,275,132)
                                                           ----------------    ---------------   ----------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                           29,821,458          2,416,907          4,839,135         (9,676,425)

NET ASSETS
Beginning of period                                            328,473,211        326,056,304         21,087,071         30,763,496
                                                           ----------------    ---------------   ----------------    ---------------

End of period                                                $ 358,294,669      $ 328,473,211      $  25,926,206      $  21,087,071
                                                           ================    ===============   ================    ===============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 INVESTMENT INCOME, NET                                      $  (3,103,158)     $   1,079,745      $    (156,773)     $      14,428
                                                           ================    ===============   ================    ===============


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------

                                                                   MULTI-ASSET                         EMERGING MARKETS
                                                                 GLOBAL PORTFOLIO                          PORTFOLIO
                                                        -----------------------------------   ------------------------------------
                                                                                                                 FOR THE PERIOD FROM
                                                        SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED    NOVEMBER 9, 1998*
                                                         APRIL 30, 2000      OCTOBER 31,       APRIL 30, 2000            TO
                                                           (UNAUDITED)          1999            (UNAUDITED)       OCTOBER 31, 1999
                                                        ----------------   ----------------   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income (loss), net                        $         65,616   $        153,696   $         (7,787)   $          2,948
   Net realized gain from investments, in kind
      redemptions and foreign currency-related
      transactions                                               279,840            293,059            123,704              57,716
   Net change in unrealized appreciation
      on investments and on translation of assets and
      liabilities denominated in foreign currencies              308,057            303,251            275,930             348,309
                                                        ----------------   ----------------   ----------------    ----------------

      Net increase in net assets resulting
      from operations                                            653,513            750,006            391,847             408,973
                                                        ----------------   ----------------   ----------------    ----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income, net                                        194,827            168,496              2,900                   -
   Net realized gain from investments and foreign
      currency-related transactions                              274,145             85,013             59,290                   -

                                                        ----------------   ----------------   ----------------    ----------------
      Total distributions                                        468,972            253,509             62,190                   -
                                                        ----------------   ----------------   ----------------    ----------------

CAPITAL SHARE TRANSACTIONS, NET                                  576,622           (224,414)           861,563           1,124,946
                                                        ----------------   ----------------   ----------------    ----------------

NET INCREASE IN NET ASSETS                                       761,163            272,083          1,191,220           1,533,919

NET ASSETS
Beginning of period                                            6,599,304          6,327,221          1,533,919                   -
                                                        ----------------   ----------------   ----------------    ----------------

End of period                                           $      7,360,467   $      6,599,304   $      2,725,139    $      1,533,919
                                                        ================   ================   ================    ================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
INVESTMENT INCOME, NET                                  $        (20,614)  $        108,597   $         (9,221)   $          1,466
                                                        ================   ================   ================    ================

* Commencement of operations





                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                               INTERNATIONAL EQUITY PORTFOLIO
                                                     ------------------------------------------------------
                                                          FOR
                                                     THE SIX MONTHS          FOR                 FOR
                                                         ENDED             THE YEAR            THE YEAR
                                                     APRIL 30, 2000         ENDED                ENDED
                                                      (UNAUDITED)        OCT. 31, 1999       OCT. 31, 1998
                                                     --------------      --------------      --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                 $        15.50      $        11.62      $        11.79
                                                     --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
      Investment income, net                                   0.03                0.10                0.14
      Net realized and unrealized gain (loss)
        on investments and foreign currency-
        related transactions                                   1.92                3.97               (0.13)
                                                     --------------      --------------      --------------
Net increase from investment operations                        1.95                4.07                0.01
                                                     --------------      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                   0.23                0.18                0.11
      Excess of investment income, net                            -                   -                   -
      Net realized gain from investments
        and foreign-currency related transactions              0.50                0.01                0.03
      Excess of net realized gain on
        investments and foreign currency-
        related transactions                                      -                   -                0.04
                                                     --------------      --------------      --------------
Total distributions                                            0.73                0.19                0.18
                                                     --------------      --------------      --------------
NET ASSET VALUE, END OF PERIOD                       $        16.72      $        15.50      $        11.62
                                                     ==============      ==============      ==============
TOTAL RETURN                                                  12.25% (c)          35.46%               0.06%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)              $      358,295      $      328,473         $   326,056

      Ratio of net operating expenses to
        average net assets                                     1.00% (d)           1.00%               1.00%

      Ratio of investment income, net to
        average net assets                                     0.28% (d)           0.75%               1.14%

      Decrease reflected in above expense
        ratios due to waiver of investment
        advisory and administration fees,
        and reimbursement of other expenses                    0.01%               0.04%               0.04%

      Portfolio turnover rate                                    31% (c)             35%                 33%

                                                               INTERNATIONAL EQUITY PORTFOLIO
                                                     ------------------------------------------------------
                                                          FOR                 FOR                 FOR
                                                       THE YEAR          THE TEN MONTHS        THE YEAR
                                                         ENDED               ENDED*              ENDED
                                                     OCT. 31, 1997       OCT. 31, 1996       DEC. 31, 1995
                                                     --------------      --------------      --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                 $        11.61      $        10.77      $        9.71
                                                     --------------      --------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
      Investment income, net                                   0.13                0.08               0.10
      Net realized and unrealized gain (loss)
        on investments and foreign currency-
        related transactions                                   0.05 (a)            0.97               1.06
                                                     --------------      --------------      -------------
Net increase from investment operations                        0.18                1.05               1.16
                                                     --------------      --------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                   0.00 (b)            0.08               0.10
      Excess of investment income, net                           --                0.03                 --
      Net realized gain from investments
        and foreign-currency related transactions                --                0.10                 --
      Excess of net realized gain on
        investments and foreign currency-
        related transactions                                     --                  --                 --
                                                     --------------      --------------      -------------
Total distributions                                              --                0.21               0.10
                                                     --------------      --------------      -------------
NET ASSET VALUE, END OF PERIOD                       $        11.79      $        11.61      $       10.77
                                                     ==============      ==============      =============
TOTAL RETURN                                                   1.57%               9.81% (c)         11.99%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)              $      387,304      $      241,357      $      67,727

      Ratio of net operating expenses to
        average net assets                                     1.00%               1.00% (d)          0.99%

      Ratio of investment income, net to
        average net assets                                     1.07%               1.29% (d)          1.30%

      Decrease reflected in above expense
        ratios due to waiver of investment
        advisory and administration fees,
        and reimbursement of other expenses                    0.06%               0.14% (d)          0.54%

      Portfolio turnover rate                                    31%                 17% (c)            28%


(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b) Rounds to less than $0.01.
(c) Not annualized
(d) Annualized
* During the period, the Portfolio changed its fiscal year end from December 31 to October 31.


                       See Notes to Financial Statements
                                       21

HARDING, LOEVNER FUNDS, INC.

---------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------

                                                                       GLOBAL EQUITY PORTFOLIO
                                                                  ---------------------------------
                                                                       FOR
                                                                  THE SIX MONTHS           FOR
                                                                      ENDED             THE YEAR
                                                                  APRIL 30, 2000          ENDED
                                                                    (UNAUDITED)       OCT. 31, 1999
                                                                  --------------      -------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                              $        20.00      $       16.16
                                                                  --------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                0.01               0.05
      Net realized and unrealized gain (loss) on investments
        and foreign-currency related transactions                           4.46               3.79
                                                                  --------------      -------------
Net increase (decrease) from investment operations                          4.47               3.84
                                                                  --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                0.16                  -
      Net realized gain from investments and foreign
        currency-related transactions                                       1.95                  -
                                                                  --------------      -------------
Total distributions                                                         2.11                  -
                                                                  --------------      -------------
NET ASSET VALUE, END OF PERIOD                                    $        22.36      $       20.00
                                                                  ==============      =============

TOTAL RETURN                                                               22.62% (b)         23.76%



RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                           $       25,926      $      21,087

      Ratio of net operating expenses to average net assets                 1.25% (c)          1.25%

      Ratio of investment income (loss), net to average net assets         (0.01%)(c)          0.65%

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                 0.24% (c)          0.32%

      Portfolio turnover rate                                                 30% (b)            44%


                                                                       GLOBAL EQUITY PORTFOLIO
                                                                   -------------------------------
                                                                       FOR               FOR
                                                                     THE YEAR         THE PERIOD
                                                                       ENDED            ENDED
                                                                   OCT. 31, 1998    OCT. 31, 1997*
                                                                   -------------   ---------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                               $       18.70   $         17.58 (a)
                                                                   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                0.20              0.19
      Net realized and unrealized gain (loss) on investments
        and foreign-currency related transactions                          (0.55)             0.94
                                                                   -------------   ---------------
Net increase (decrease) from investment operations                         (0.35)             1.13
                                                                   -------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                0.25              0.01
      Net realized gain from investments and foreign
        currency-related transactions                                       1.94                 -
                                                                   -------------   ---------------
Total distributions                                                         2.19              0.01
                                                                   -------------   ---------------
NET ASSET VALUE, END OF PERIOD                                     $       16.16   $         18.70
                                                                   =============   ===============

TOTAL RETURN                                                               (2.46)%            6.45% (b)



RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                            $      30,763   $        64,882

      Ratio of net operating expenses to average net assets                 1.25%             1.25% (c)

      Ratio of investment income (loss), net to average net assets          0.86%             1.05% (c)

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                 0.11%             0.12% (c)

      Portfolio turnover rate                                                 67%               39% (b)


* Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
(a) The beginning net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s - Global Equity Limited Partnership ("GELP") as of November 30, 1996.
(b) Not annualized
(c) Annualized


                       See Notes to Financial Statements
                                       22

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------

                                                                    MULTI-ASSET GLOBAL PORTFOLIO
                                                                 ----------------------------------
                                                                      FOR
                                                                 THE SIX MONTHS            FOR
                                                                     ENDED               THE YEAR
                                                                 APRIL 30, 2000           ENDED
                                                                   (UNAUDITED)         OCT. 31, 1999
                                                                 --------------       --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                             $        12.28       $        11.41
                                                                 --------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS
      Investment income, net                                               0.12                 0.28
      Net realized and unrealized gain on investments
        and foreign-currency related transactions                          1.09                 1.04
                                                                 --------------       --------------
Net increase from investment operations                                    1.21                 1.32
                                                                 --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                               0.36                 0.30
      Net realized gain from investments and foreign
        currency-related transactions                                      0.51                 0.15
                                                                 --------------       --------------
Total distributions                                                        0.87                 0.45
                                                                 --------------       --------------
NET ASSET VALUE, END OF PERIOD                                   $        12.62        $       12.28
                                                                 ==============       ==============
TOTAL RETURN                                                               9.83% (a)           11.84%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                          $        7,360        $       6,599

      Ratio of net operating expenses to average net assets                1.25% (b)            1.25%

      Ratio of investment income, net to average net assets                1.87% (b)            2.32%

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                0.61% (b)            0.91%

      Portfolio turnover rate                                                25% (a)              31%


                                                                       FOR                FOR
                                                                     THE YEAR          THE PERIOD
                                                                      ENDED              ENDED
                                                                   OCT. 31, 1998      OCT. 31, 1997 *
                                                                  ---------------    ---------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                              $         11.26    $         10.00
                                                                  ---------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                 0.52               0.25
      Net realized and unrealized gain on investments
        and foreign-currency related transactions                            0.09               1.04
                                                                  ---------------    ---------------
Net increase from investment operations                                      0.61               1.29
                                                                  ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                 0.26               0.03
      Net realized gain from investments and foreign
        currency-related transactions                                        0.20                  -
                                                                  ---------------    ---------------
Total distributions                                                          0.46               0.03
                                                                  ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                                    $         11.41    $         11.26
                                                                  ===============    ===============
TOTAL RETURN                                                                 5.53%             12.92% (a)

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                           $         6,327    $         5,175

      Ratio of net operating expenses to average net assets                  1.25%              1.25% (b)

      Ratio of investment income, net to average net assets                  2.58%              2.50% (b)

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                  0.71%              0.92% (b)

      Portfolio turnover rate                                                  29%                36% (a)

*     Commencement of Operations was November 1, 1996.
(a)   Not Annualized
(b)   Annualized

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------

                                                                                         EMERGING MARKETS PORTFOLIO
                                                                                     ----------------------------------
                                                                                           FOR
                                                                                      THE SIX MONTHS
                                                                                          ENDED               FOR THE
                                                                                     APRIL 30, 2000         PERIOD ENDED
                                                                                       (UNAUDITED)         OCT. 31, 1999 *
                                                                                     ---------------      --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $13.68              $10.00
                                                                                     ---------------      --------------

INCREASE IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                                   (0.05)               0.03
      Net realized and unrealized gain on investments and
      foreign-currency related transactions                                                     3.82                3.65
                                                                                     ---------------      --------------

Net increase from investment operations                                                         3.77                3.68
                                                                                     ---------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                                    0.02                   -
      Net realized gain from investments and foreign
        currency-related transactions                                                           0.51                   -
                                                                                     ---------------      --------------
Total distributions                                                                             0.53                   -
                                                                                     ---------------      --------------
NET ASSET VALUE, END OF PERIOD                                                                $16.92              $13.68
                                                                                     ===============      ==============

TOTAL RETURN                                                                                  27.48% (a)           36.80% (a)

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                                                       $2,725              $1,534

      Ratio of net operating expenses to average net assets                                    1.75% (b)            1.75% (b)

      Ratio of investment income (loss), net to average net assets                            (0.71%)(b)            0.24% (b)

      Decrease reflected in above expense ratios due to waiver of investment
        advisory and administration fees, and reimbursement of other expenses                  1.30% (b)            4.14% (b)

      Portfolio turnover rate                                                                    14% (a)              53% (a)

*     Commencement of Operations was November 9, 1998.
(a)   Not annualized
(b)   Annualized







                       See Notes to Financial Statements
                                       24

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

APRIL 30, 2000
-------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company
Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, all of which were active as of April 30, 2000: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global"), and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L. P. ("GELP"), a limited partnership, in a tax free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P.
(the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 2000, there were no securities in the Fund which required valuation by the Board of Directors.


SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period. The unamortized balance of organizational expenses at April 30, 2000 was $47,226.

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

APRIL 30, 2000
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $236,495 in administration fees for the six months ended April 30, 2000.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees of $13,000 were accrued for the six months ended April 30, 2000, which were payable to directors who are not employees of the Investment Adviser.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2000, were as follows for each of the Portfolios:

-------------------------------------------------------------------------------
                            PURCHASE COST OF             PROCEEDS FROM SALES OF
PORTFOLIO                  INVESTMENT SECURITIES          INVESTMENT SECURITIES
-------------------------------------------------------------------------------
International Equity               $ 107,581,489                 $  108,805,934
Global Equity                          7,635,527                      7,157,314
Multi-Asset Global                     1,914,122                      1,701,918
Emerging Markets                         914,531                        299,769

HARDING,LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
-------------------------------------------------------------------------------

 4. INVESTMENT TRANSACTIONS (CONTINUED)

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2000, for each of the Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                          UNREALIZED               UNREALIZED                   NET
PORTFOLIO                                APPRECIATION             DEPRECIATION             APPRECIATION              COST
-----------------------------------------------------------------------------------------------------------------------------------
International Equity                       $  109,628,771         $ 16,731,561             $ 92,897,210          $ 262,560,948
Global Equity                                   6,859,928              916,162                5,943,766             19,871,339
Multi-Asset Global                              1,345,065              407,461                  937,604              6,368,956
Emerging Markets                                  768,096              143,894                  624,202              1,926,565


5. FORWARD FOREIGN EXCHANGE/SPOT CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. International Equity had open foreign currency transactions to sell currency on the spot markets as of April 30, 2000 as follows:

-----------------------------------------------------------------------------------------------------------------------------------
SETTLEMENT DATE                             SALE                             IN EXCHANGE FOR               NET UNREALIZED
                                                                            (IN U.S. DOLLARS)              APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
5/3/2000                                839,835 GBP                           $    1,325,428               $       11,882

There were no open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 2000 for Global Equity, Multi-Asset Global or Emerging Markets.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                 APRIL 30, 2000                          OCTOBER 31, 1999
                                                      -----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,537,750         $   26,317,909         2,216,774         $   30,381,144
Shares issued related to reinvestment
 of dividends
                                                           769,170             13,829,683           341,566              4,266,161
                                                      -----------------------------------------------------------------------------
                                                         2,306,920             40,147,592         2,558,340             34,647,305
Shares redeemed                                          2,064,166             35,128,665         9,442,379            124,541,828
                                                      -----------------------------------------------------------------------------
Net increase (decrease)                                    242,754          $   5,018,927        (6,884,039)         $ (89,894,523)
                                                      =============================================================================

Transactions in capital stock for Global Equity were as follows for the period indicated:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                 APRIL 30, 2000                          OCTOBER 31, 1999
                                                      -----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                  9,629         $      212,749            10,487         $      201,051
Shares issued related to reinvestment
   of dividends                                             96,893              2,099,666                --                     --
                                                      -----------------------------------------------------------------------------
                                                           106,522              2,312,415            10,487                201,051
Shares redeemed                                              1,062                 23,615           860,028             15,476,183
                                                      -----------------------------------------------------------------------------
Net increase (decrease)                                    105,460         $    2,288,800          (849,541)        $  (15,275,132)
                                                      =============================================================================

Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                 APRIL 30, 2000                          OCTOBER 31, 1999
                                                      -----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 11,711         $      147,265            36,825         $      429,658
Shares issued related to reinvestment
   of dividends                                             36,261                456,521            21,881                249,664
                                                      -----------------------------------------------------------------------------
                                                            47,972                603,786            58,706                679,322
Shares redeemed                                              2,168                 27,164            75,960                903,736
                                                      -----------------------------------------------------------------------------
Net increase (decrease)                                     45,804         $      576,622           (17,254)        $     (224,414)
                                                      =============================================================================

Transactions in capital stock for Emerging Markets were as follows for the period indicated:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                 APRIL 30, 2000                          OCTOBER 31, 1999
                                                      -----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 45,357         $      799,373           112,117         $    1,124,946
Shares issued related to reinvestment
   of dividends                                              3,570                 62,190                --                     --
                                                      -----------------------------------------------------------------------------
                                                            48,927                861,563           112,117              1,124,946
Shares redeemed                                                 --                     --                --                     --
                                                      -----------------------------------------------------------------------------
Net increase                                                48,927         $      861,563           112,117         $    1,124,946
                                                      =============================================================================
* Commencement of Operations


7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.
Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities alls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

-------------------------------------------------------------------------------

OFFICERS AND DIRECTORS                        ADMINISTRATOR, CUSTODIAN AND FUND
                                              ACCOUNTING AGENT

R. Kelly Doherty
DIRECTOR OF THE FUND                          Investors Bank & Trust Company
                                              P.O. Box 9130
Jane A. Freeman                               Boston, MA 02117
DIRECTOR OF THE FUND

Samuel R. Karetsky                            TRANSFER AND DIVIDEND
DIRECTOR OF THE FUND                          DISBURSING AGENT

Carl W. Schafer                               Investors Bank & Trust Company
DIRECTOR OF THE FUND                          P.O. Box 9130
                                              Boston, MA 02117

David R. Loevner
PRESIDENT AND DIRECTOR
    OF THE FUND                               LEGAL COUNSEL


Susan C. Mosher                               Dechert Price & Rhoads
SECRETARY OF THE FUND                         1775 Eye Street, N.W
                                              Washington, D.C. 20006-2401

Timothy F. Osborne
TREASURER OF THE FUND
                                              INDEPENDENT AUDITORS

Richard Reiter
ASSISTANT SECRETARY                           Ernst & Young LLP
    OF THE FUND                               787 Seventh Avenue
                                              New York, NY 10019

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ  08876


DISTRIBUTOR

First Fund Distributors, Inc.
4455 E. Camelback Road
Suite 261-E
Phoenix, AZ 85018